Goodwill And Intangible Assets (Aggregate Future Amortization Expense For Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Goodwill And Intangible Assets [Abstract]
2015	$ 106,127
2016	104,932
2017	100,668
2018	95,637
2019	94,791
Thereafter	1,037,239
Intangible assets, net	$ 1,539,394	$ 1,632,688